Subsequent Events (Details) - USD ($)				12 Months Ended
	Apr. 16, 2025	Mar. 27, 2025	Jan. 01, 2025	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Feb. 08, 2024	Aug. 26, 2021
Subsequent Events [Line Items]
Amount paid to related parties								$ 2
Amount paid off				$ 276,102		$ 5,034,921		$ 1,026,414
Per value of ordinary share (in Dollars per share)				$ 0.00002	[1]	$ 0.00002	[1]		$ 0.00002	$ 80
Service fees				$ 100,000
Paid sigining				50,000
Completion of the acquisition facilitated				50,000
Refundable deposits				900,000
Related Party [Member]
Subsequent Events [Line Items]
Amount due to related parties				363,066		$ 8,526
Loans Payable [Member] | Related Party [Member]
Subsequent Events [Line Items]
Amount paid off				$ 276,102		$ 2,202,879
Subsequent Event [Member]
Subsequent Events [Line Items]
Amount paid off			$ 368,610
Aggregate gross proceeds		$ 5,000,000
Net proceeds		$ 4,240,500
Subsequent Event [Member] | Related Party [Member]
Subsequent Events [Line Items]
Debt outstanding amount			369,316
Amount due to related parties			706
Subsequent Event [Member] | Loans Payable [Member] | Related Party [Member]
Subsequent Events [Line Items]
Amount paid to related parties			$ 6,251
Ordinary shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)		187,500
IPO [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)		187,500
Aggregate gross proceeds		$ 5,000,000
Net proceeds		$ 4,240,500
IPO [Member] | Ordinary shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)		1,250,000
Per value of ordinary share (in Dollars per share)		$ 4
Over-Allotment Option [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares issued (in Shares)	187,500
Net proceeds	$ 667,500

[1]	Retroactively restated for the effect of share surrender and share cancellation.